EQUITY SECURITIES - Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) on equity securities	$ 245	$ 25	$ 156	$ (25)